Condensed Financial Statements of the Company - Schedule Of Condensed Statements Of Cash Flows (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Cash Flow Statements, Captions [Line Items]
Net cash generated from operating activities	¥ 122,472	¥ 101,686	¥ 90,663
Net cash generated from investing activities	(30,859)	(21,474)	(125,100)
Net cash generated from financing activities	(36,675)	14,642	34,753
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash generated from operating activities	0	0	0
Net cash generated from investing activities	0	0	0
Net cash generated from financing activities	0	0	0
Net increase in cash	¥ 0	¥ 0	¥ 0